FAIR VALUE (Details 2) (USD $)	12 Months Ended			1 Months Ended
	Feb. 28, 2015 item	Feb. 28, 2014	Feb. 28, 2013	Aug. 31, 2014	Jan. 31, 2014	Oct. 31, 2014	Feb. 28, 2013
Long-term investments
Number of investee companies accounted using fair value option method	2
Fair value option investments	$ 9,282,000	$ 3,080,000	$ 5,491,073				$ 5,491,073
Cash consideration	75,421,783	25,046,693	5,456,991
Changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis
Balance at the beginning of the period	3,080,000	5,491,073
Purchase	5,000,000		5,456,991
Changes in fair value	1,202,000	297,120
Disposal		(2,742,876)
Foreign exchange difference		34,683	34,082
Balance at the end of the period	9,282,000	3,080,000	5,491,073				5,491,073
Available-for-sales securities investments
Available-for-sales security investments	55,252,420	23,894,500
Change in fair value of the available-for-sales investments	1,348,600
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Balance at the beginning of the period	23,894,500
Purchase	30,009,320	23,894,500
Changes in fair value	1,348,600
Balance at the end of the period	55,252,420	23,894,500
A third-party technology company
Long-term investments
Fair value option investments	6,089,000
Percentage of equity interest acquired				4.76%
Number of preferred shares acquired				89,286
Cash consideration				5,000,000
Changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis
Balance at the end of the period	6,089,000
BabyTree Inc.
Available-for-sales securities investments
Available-for-sales security investments	24,309,000
Total cash consideration					23,475,000
Change in fair value of the available-for-sales investments	834,000
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Balance at the beginning of the period	23,475,000
Changes in fair value	834,000
Balance at the end of the period	24,309,000
Guokr Corporation Limited
Available-for-sales securities investments
Available-for-sales security investments	15,471,000
Total cash consideration						15,000,000
Change in fair value of the available-for-sales investments	471,000
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Changes in fair value	471,000
Balance at the end of the period	15,471,000
An online education company
Available-for-sales securities investments
Available-for-sales security investments	4,284,233
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Balance at the end of the period	4,284,233
Third-party private companies
Available-for-sales securities investments
Available-for-sales security investments	11,188,187
Change in fair value of the available-for-sales investments	43,600
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Balance at the beginning of the period	419,500
Changes in fair value	43,600
Balance at the end of the period	11,188,187
Third-party private companies | Minimum
Long-term investments
Percentage of equity interest acquired	2.80%
Third-party private companies | Maximum
Long-term investments
Percentage of equity interest acquired	20.00%
A third-party online platform
Long-term investments
Fair value option investments	3,193,000	3,080,000
Percentage of equity interest acquired							16.85%
Number of preferred shares acquired							2,200,000
Cash consideration							3,080,000
Changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis
Balance at the end of the period	$ 3,193,000	$ 3,080,000